FINANCIAL INSTRUMENTS 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Level 1	Dec. 31, 2012 Level 1	Dec. 31, 2013 Level 2	Dec. 31, 2012 Level 2	Dec. 31, 2013 Level 3	Dec. 31, 2012 Level 3	Dec. 31, 2013 Freight Revenues [Member] Customer Concentration Risk [Member] customer	Dec. 31, 2012 Freight Revenues [Member] Customer Concentration Risk [Member] customer	Dec. 31, 2011 Freight Revenues [Member] Customer Concentration Risk [Member] customer	Dec. 31, 2013 Estimate of Fair Value Measurement [Member]	Dec. 31, 2012 Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash and investments, Fair Value Disclosure		$ 26,730	$ 35,268	$ 0	$ 0	$ 0	$ 0				$ 26,730	$ 35,268
Financial liabilities:
Term Notes		$ 0	$ 0	$ 35,683	$ 38,980	$ 0	$ 0				$ 35,683	$ 38,980
8.04% First Preferred Mortgage Note Percentage	8.04%
Concentration Risk, Number if Customers								4	1	1